As filed with the Securities and Exchange Commission on February 17, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-09088)

Empiric Funds, Inc.
 (Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78730
(Address of principal executive offices) (Zip code)

Mark A. Coffelt
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78730
 (Name and address of agent for service)

800-880-0324
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2012

Date of reporting period:  12/31/2011

Item 1. Schedule of Investments.

Empiric Core Equity Fund
Schedule of Investments
December 31, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 95.86%
Consumer Discretionary - 12.39%
Automotive Retail - 4.32%
Advance Auto Parts, Inc.	14,000	$974,820
O'Reilly Automotive, Inc. *	7,000	559,650
		1,534,470
Homefurnishing Retail - 1.96%
Bed Bath & Beyond, Inc. *	12,000	695,640
Hotels, Restaurants & Leisure - 0.96%
Choice Hotels International, Inc. *	9,000	342,450
Leisure Products - 1.13%
Sturm Ruger & Co., Inc.	12,000	401,520
Restaurants - 1.17%
Papa Johns International, Inc. *	11,000	414,480
Specialized Consumer Services - 2.18%
Hillenbrand, Inc.	5,179	115,595
Weight Watchers International, Inc.	12,000	660,120
		775,715
Specialty Stores - 0.67%
Winmark Corp.	4,167	239,061
Total Consumer Discretionary		4,403,336

Consumer Staples - 4.63%
Packaged Foods & Meats - 2.09%
Campbell Soup Co.	10,000	332,400
Conagra Foods, Inc.	15,500	409,200
		741,600
Personal Products - 0.87%
Usana Health Sciences, Inc. *	10,245	311,141
Soft Drinks - 1.67%
Dr Pepper Snapple Group, Inc.	15,000	592,200
Total Consumer Staples		1,644,941

Financials - 5.91%
Consumer Finance - 2.08%
Credit Acceptance Corp. *	9,000	740,520
Regional Banks - 1.26%
Bridge Bancorp, Inc.	11,275	224,372
Eagle Bancorp, Inc. *	15,305	222,535
		446,907
Specialized Finance - 2.04%
CBOE Holdings, Inc.	28,000	724,080
Thrifts & Mortgage Finance - 0.53%
Bofi Holding, Inc. *	11,576	188,110
Total Financials		2,099,617

Health Care - 25.91%
Biotechnology - 0.26%
Myriad Genetics, Inc. *	4,500	$94,230
Health Care Services - 2.35%
Davita, Inc. *	11,000	833,910
Health Care Distributors - 2.98%
AmerisourceBergen Corp.	18,000	669,420
McKesson Corp.	5,000	389,550
		1,058,970
Health Care Equipment - 6.29%
C.R. Bard, Inc.	12,507	1,069,349
Becton Dickinson & Co.	5,000	373,600
Cantel Medical Corp. *	5,000	139,650
Cyberonics, Inc. *	1,600	53,600
Kensey Nash Corp. *	12,700	243,713
ResMed, Inc. *	14,000	355,600
		2,235,512
Health Care Supplies - 2.49%
Haemonetics Corp. *	9,917	607,119
Vascular Solutions, Inc. *	24,812	276,157
		883,276
Life Sciences Tools & Services - 6.27%
Covance, Inc. *	20,000	914,400
Medtox Scientific, Inc. *	14,742	207,125
Techne Corp.	16,201	1,105,880
		2,227,405
Managed Health Care - 3.06%
Centene Corp. *	10,000	395,900
Magellan Health Services, Inc. *	14,000	692,580
		1,088,480
Pharmaceuticals - 2.21%
Watson Pharmaceuticals, Inc. *	13,000	784,420
Total Health Care		9,206,203

Industrials - 19.66%
Aerospace & Defense - 0.85%
Cubic Corp.	6,941	302,558
Air Freight & Logistics - 0.98%
C.H. Robinson Worldwide, Inc. *	5,000	348,900
Diversified Supply Services - 1.96%
Cintas Corp. *	20,000	696,200
Diversified Support Services - 2.16%
Copart, Inc. *	16,000	766,240
Electrical Components & Equipment - 2.84%
Ametek, Inc.	9,000	378,900
Brady Corp.	20,000	631,400
		1,010,300
Environmental & Facilities Services - 2.19%
Stericycle, Inc. *	10,000	779,200

Human Resource & Employment Services - 3.90%
Barrett Business Services, Inc.	12,319	$245,888
Towers Watson & Co.	19,000	1,138,670
		1,384,558
Machinery Industrial - 0.96%
Donaldson, Inc. *	5,000	340,400
Research & Consulting Services - 3.82%
Cbiz, Inc. *	87,500	534,625
Dun & Bradstreet Corp.	11,000	823,130
		1,357,755
Total Industrials		6,986,111

Materials - 6.62%
Diversified Metals & Mining - 1.36%
Compass Minerals International, Inc.	7,000	481,950
Gold - 1.69%
Newmont Mining Corp. *	10,000	600,100
Industrial Gases - 1.10%
Airgas, Inc. *	5,000	390,400
Metals & Glass Containers - 1.00%
Ball Corp. *	10,000	357,100
Specialty Chemicals - 1.47%
International Flavors & Fragrance Co. *	10,000	524,200
Total Materials		2,353,750

Technology - 20.32%
Application Software - 5.49%
Ansys, Inc. *	4,727	270,763
EPIQ Systems, Inc.	40,000	480,800
FactSet Research Systems, Inc. *	5,000	436,400
Synopsys, Inc. *	28,000	761,600
		1,949,563
Data Processing & Outsourced Services - 6.55%
Neustar, Inc. *	26,291	898,363
Total System Services, Inc.	45,000	880,200
Western Union Co.	30,000	547,800
		2,326,363
Home Entertainment Software - 1.04%
Activision Blizzard, Inc.	30,000	369,600
Internet Software & Services - 0.37%
NIC, Inc. *	10,000	133,100
IT Consulting & Other Services - 2.99%
Caci International, Inc. *	19,000	1,062,480
Systems Software - 3.88%
Check Point Software Technologies Ltd. *^	20,000	1,050,800
Symantec Corp. *	21,000	328,650
		1,379,450
Total Technology		7,220,556

Telecommunication Services - 0.42%
Integrated Telecommunication Services - 0.42%
Hickory Tech Corp.	13,517	149,768
Total Telecommunication Services		149,768

TOTAL COMMON STOCKS (Cost $33,161,014)		34,064,282

Total Investments (Cost $33,161,014) - 95.86%	$34,064,282
Other Assets in Excess of Liabilities - 4.14%	1,469,710
TOTAL NET ASSETS - 100.00%	$35,533,992

Footnotes
Percentages are stated as a percent of net assets.

*	Non Income Producing
^	Foreign Issued Security

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows**:

	Cost of investments	$33,168,859
	Gross unrealized appreciation	1,379,880
	Gross unrealized depreciation	(484,457)
	Net unrealized appreciation	$895,423

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Fund’s investments are carried at fair value.  Securities traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reports.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the last bid price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Options and Futures – Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at their last sales price or, if not last sales price is available, at their last bid price.  Options traded in the OTC market, the average of the last bid prices obtained from two or more dealers will be used unless there is only one dealer, in which case that dealer’s last bid price is used.  Futures contracts shall be valued at the closing price on their primary exchange.  If a closing price is not readily available, futures will be priced at the closing bid price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  To the extent the inputs are observable and timely, these securities may be classified in level 1 of the fair value hierarchy.

Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$4,403,336	$-	$-	$4,403,336
Consumer Staples	1,644,941	-	-	1,644,941
Financials	2,099,617	-	-	2,099,617
Health Care	9,206,203	-	-	9,206,203
Industrials	6,986,111	-	-	6,986,111
Materials	2,353,750	-	-	2,353,750
Technology	7,220,556	-	-	7,220,556
Telecommunication Services	149,768	-	-	149,768
Total Common Stock	34,064,282	-	-	34,064,282

Short-Term Investments	-	-	-	-

Total Investments in Securities	34,064,282	-	-	34,064,282

Other Financial Instruments*	-	-	-	-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at the end of reporting period.  During the period ended December 31, 2011, the Fund recognized no significant transfers between levels.  There were no level 3 securities held in the Fund during the period ended December 31, 2011.

Derivatives – The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund’s investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.  The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation exists between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

The Advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts to hedge the portfolio from interest rate risk.  The Advisor uses derivative instruments (“derivatives”) to hedge against anticipated declines in market value of portfolio securities, increases or decreases in the market value of securities it intends to purchase or sell, and to protect against exposure to interest rate changes.  The Advisor may also use derivatives to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believes to be possible through direct investment.  The use of derivatives for hedging purposes involves certain risks and may result in a loss if charges in the value of derivatives move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

The Fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial positions.  Tabular disclosure regarding derivative fair value and gain/loss by contract typed (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earning.  As of, and during the quarter ended December 31, 2011, the Fund did not hold any derivative instruments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Empiric Funds, Inc.

By (Signature and Title) /s/ Mark A. Coffelt
                       Mark A. Coffelt, President

Date   2/17/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Mark A. Coffelt
                   Mark A. Coffelt,
                   Chief Executive Officer and Chief Financial Officer

Date 2/17/2012